UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number   811-23713

RIVERNORTH MANAGED DURATION MUNICIPAL INCOME FUND II, INC.

(Exact name of registrant as specified in charter)

360 South Rosemary Ave., Suite 1420, West Palm Beach, Florida 33401

(Address of principal executive offices)  (Zip code)

Marc L. Collins

360 South Rosemary Ave., Suite 1420, West Palm Beach, Florida 33401

(Name and address of agent for service)

Registrant's telephone number, including area code:  (312) 832-1440

Date of fiscal year end:  June 30

Date of reporting period: July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b 1-4 thereunder (17 CFR 270.30b 1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44U.S.C. § 3507.

Item 1	Proxy Voting Record

There were no votes for the period.

Investment Company Report
FEDERATED FUND
Security	31423P108				Meeting Type	Annual
Ticker Symbol	FMN				Meeting Date	09-Sep-2022
ISIN	US31423P1084				Agenda	935693805 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split	Split
1	Maureen Lally-Green				Split	Split
2	Thomas M. O'Neill				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1U	RN MGD DUR MUNI INCOME FUND II	997RV1U	STATE STREET BANK & TRUST CO	49,029	0	08-Sep-2022	08-Sep-2022
PIONEER MUNICIPAL HIGH INCOME ADVANTAGE
Security	723762100				Meeting Type	Annual
Ticker Symbol	MAV				Meeting Date	15-Sep-2022
ISIN	US7237621005				Agenda	935697916 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.2	Election of Director to serve until the third annual meeting: Lisa M. Jones			Management	Split	Split
1.3	Election of Director to serve until the third annual meeting: Lorraine H. Monchak			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1U	RN MGD DUR MUNI INCOME FUND II	997RV1U	STATE STREET BANK & TRUST CO	23,621	0	14-Sep-2022	14-Sep-2022
DWS FUNDS
Security	23342Q101				Meeting Type	Annual
Ticker Symbol	KSM				Meeting Date	23-Sep-2022
ISIN	US23342Q1013				Agenda	935702313 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split	Split
1	Chad D. Perry				Split	Split
2	Catherine Schrand				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1U	RN MGD DUR MUNI INCOME FUND II	997RV1U	STATE STREET BANK & TRUST CO	74,587	0	22-Sep-2022	22-Sep-2022
NUVEEN INTER DURATION MUN TERM FD
Security	670671106				Meeting Type	Special
Ticker Symbol	NID				Meeting Date	12-Oct-2022
ISIN	US6706711065				Agenda	935692396 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	To approve an amendment to Nuveen Intermediate Duration Municipal Term Fund's Declaration of Trust that would eliminate the provision requiring the automatic termination of the fund on March 31, 2023.			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1U	RN MGD DUR MUNI INCOME FUND II	997RV1U	STATE STREET BANK & TRUST CO	32,018	0	11-Oct-2022	11-Oct-2022
NUVEEN INTER DUR QLTY MUNI TERM FD
Security	670677103				Meeting Type	Special
Ticker Symbol	NIQ				Meeting Date	12-Oct-2022
ISIN	US6706771036				Agenda	935692409 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	To approve an amendment to Nuveen Intermediate
Duration Quality Municipal Term Fund's Declaration of
Trust that would eliminate the provision requiring the
automatic termination of the fund on June 30, 2023.				Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1U	RN MGD DUR MUNI INCOME FUND II	997RV1U	STATE STREET BANK & TRUST CO	933	0	11-Oct-2022	11-Oct-2022
LEGG MASON
Security	95766M105				Meeting Type	Annual
Ticker Symbol	MMU				Meeting Date	21-Oct-2022
ISIN	US95766M1053				Agenda	935713215 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.1	Election of Class II Director to serve until the 2025 Annual Meeting: Daniel P. Cronin			Management	Split	Split
1.2	Election of Class II Director to serve until the 2025 Annual Meeting: Eileen A. Kamerick			Management	Split	Split
2.	To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending May 31, 2023.			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1U	RN MGD DUR MUNI INCOME FUND II	997RV1U	STATE STREET BANK & TRUST CO	280,436	0	20-Oct-2022	20-Oct-2022
NUVEEN CALIFORNIA QUALITY MUNI INC FD
Security	67066Y105				Meeting Type	Annual
Ticker Symbol	NAC				Meeting Date	18-Nov-2022
ISIN	US67066Y1055				Agenda	935721363 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1a.	DIRECTOR			Management	Split	Split
1	Judith M. Stockdale				Split	Split
2	Carole E. Stone				Split	Split
3	Margaret L. Wolff				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1U	RN MGD DUR MUNI INCOME FUND II	997RV1U	STATE STREET BANK & TRUST CO	211,072	0	17-Nov-2022	17-Nov-2022
NUVEEN OHIO QUALITY MUNICIPAL INCOME FD
Security	670980101				Meeting Type	Annual
Ticker Symbol	NUO				Meeting Date	18-Nov-2022
ISIN	US6709801012				Agenda	935721363 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1a.	DIRECTOR			Management	Split	Split
1	Judith M. Stockdale				Split	Split
2	Carole E. Stone				Split	Split
3	Margaret L. Wolff				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1U	RN MGD DUR MUNI INCOME FUND II	997RV1U	STATE STREET BANK & TRUST CO	40,515	0	17-Nov-2022	17-Nov-2022
NUVEEN CALIFORNIA MUNICIPAL VALUE FD INC
Security	67062C107				Meeting Type	Annual
Ticker Symbol	NCA				Meeting Date	18-Nov-2022
ISIN	US67062C1071				Agenda	935721387 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1b.	DIRECTOR			Management
1	William C. Hunter				For	For
2	Judith M. Stockdale				For	For
3	Carole E. Stone				For	For
4	Margaret L. Wolff				For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1U	RN MGD DUR MUNI INCOME FUND II	997RV1U	STATE STREET BANK & TRUST CO	72,898	0	31-Oct-2022	31-Oct-2022
PIMCO CALIFORNIA MUNICIPAL INCOME FD III
Security	72201C109				Meeting Type	Annual
Ticker Symbol	PZC				Meeting Date	16-Dec-2022
ISIN	US72201C1099				Agenda	935734485 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.1	Election of Trustee: Alan Rappaport			Management	Split	Split
1.2	Election of Trustee: Kathleen McCartney			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1U	RN MGD DUR MUNI INCOME FUND II	997RV1U	STATE STREET BANK & TRUST CO	61,532	0	15-Dec-2022	15-Dec-2022
PIMCO NY MUNICIPAL INCOME FD II
Security	72200Y102				Meeting Type	Annual
Ticker Symbol	PNI				Meeting Date	16-Dec-2022
ISIN	US72200Y1029				Agenda	935734500 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.1	Election of Trustee: Deborah DeCotis			Management	Split	Split
1.2	Election of Trustee: Kathleen McCartney			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1U	RN MGD DUR MUNI INCOME FUND II	997RV1U	STATE STREET BANK & TRUST CO	100,759	0	15-Dec-2022	15-Dec-2022
PIMCO NY MUNICIPAL INCOME FUND
Security	72200T103				Meeting Type	Annual
Ticker Symbol	PNF				Meeting Date	16-Dec-2022
ISIN	US72200T1034				Agenda	935734500 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.1	Election of Trustee: Deborah DeCotis			Management	Split	Split
1.2	Election of Trustee: Kathleen McCartney			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1U	RN MGD DUR MUNI INCOME FUND II	997RV1U	STATE STREET BANK & TRUST CO	13,580	0	15-Dec-2022	15-Dec-2022
NUVEEN OHIO QUALITY MUNICIPAL INCOME FD
Security	670980101				Meeting Type	Special
Ticker Symbol	NUO				Meeting Date	08-Feb-2023
ISIN	US6709801012				Agenda	935754223 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	To approve an Agreement and Plan of Merger pursuant
to which Nuveen Ohio Quality Municipal Income Fund
(the "Target Fund") would be merged with and into
NMCIF Merger Sub, LLC, a Massachusetts limited
liability company and wholly-owned subsidiary of Nuveen
Municipal Credit Income Fund (the "Acquiring Fund"),
with the issued and outstanding common and preferred
shares of the Target Fund being converted into newly
issued common and preferred shares of the Acquiring
Fund.				Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1U	RN MGD DUR MUNI INCOME FUND II	997RV1U	STATE STREET BANK & TRUST CO	40,515	0	07-Feb-2023	07-Feb-2023
DTF TAX-FREE INCOME FUND INC.
Security	23334J107				Meeting Type	Annual
Ticker Symbol	DTF				Meeting Date	06-Mar-2023
ISIN	US23334J1079				Agenda	935758170 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1e.	DIRECTOR			Management	Split	Split
1	Mareilé B. Cusack				Split	Split
2	David J. Vitale				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1U	RN MGD DUR MUNI INCOME FUND II	997RV1U	STATE STREET BANK & TRUST CO	221,894	0	03-Mar-2023	03-Mar-2023
NUVEEN GEORGIA QUALITY MUNICIPAL INC FD
Security	67072B107				Meeting Type	Annual
Ticker Symbol	NKG				Meeting Date	10-Mar-2023
ISIN	US67072B1070				Agenda	935753613 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	To approve an Agreement and Plan of Merger pursuant
to which Nuveen Georgia Quality Municipal Income Fund
(the "Target Fund") would be merged with and into
NMCIF Merger Sub, LLC, a Massachusetts limited
liability company and wholly-owned subsidiary of Nuveen
Municipal Credit Income Fund (the "Acquiring Fund"),
with the issued and outstanding common and preferred
shares of the Target Fund being converted into newly
issued common and preferred shares of the Acquiring
Fund.				Management	Split	Split
2.	DIRECTOR			Management	Split	Split
1	Robert L. Young*				Split	Split
2	Amy B. R. Lancellotta#				Split	Split
3	John K. Nelson#				Split	Split
4	Terence J. Toth#				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1U	RN MGD DUR MUNI INCOME FUND II	997RV1U	STATE STREET BANK & TRUST CO	11,246	0	07-Feb-2023	09-Mar-2023
ALLIANCEBERNSTEIN NAT MUNI INCOME FD INC
Security	01864U106				Meeting Type	Annual
Ticker Symbol	AFB				Meeting Date	29-Mar-2023
ISIN	US01864U1060				Agenda	935771281 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.1	Election of Class Two Director: Onur Erzan			Management	Split	Split
2.	To ratify the appointment of Ernst & Young LLP as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2023.			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1U	RN MGD DUR MUNI INCOME FUND II	997RV1U	STATE STREET BANK & TRUST CO	163,241	0	28-Mar-2023	28-Mar-2023
WESTERN ASSET INTERMEDIATE MUNI FUND
Security	958435109				Meeting Type	Annual
Ticker Symbol	SBI				Meeting Date	14-Apr-2023
ISIN	US9584351095				Agenda	935780850 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.1	Election of Class III Director to serve until the 2026 Annual: Daniel P. Cronin			Management	Split	Split
1.2	Election of Class III Director to serve until the 2026 Annual: Nisha Kumar			Management	Split	Split
2.	To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending November 30, 2023.			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1U	RN MGD DUR MUNI INCOME FUND II	997RV1U	STATE STREET BANK & TRUST CO	48,526	0	13-Apr-2023	13-Apr-2023
NUVEEN INTER DUR QLTY MUNI TERM FD
Security	670677103				Meeting Type	Annual
Ticker Symbol	NIQ				Meeting Date	08-May-2023
ISIN	US6706771036				Agenda	935816693 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1c.	DIRECTOR			Management	Split	Split
1	Robert L. Young*				Split	Split
2	Amy B.R. Lancellotta**				Split	Split
3	John K. Nelson**				Split	Split
4	Terence J. Toth**				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1U	RN MGD DUR MUNI INCOME FUND II	997RV1U	STATE STREET BANK & TRUST CO	62,457	0	05-May-2023	05-May-2023
BNY MELLON STRATEGIC MUNICIPAL BD FD INC
Security	09662E109				Meeting Type	Annual
Ticker Symbol	DSM				Meeting Date	14-Jun-2023
ISIN	US09662E1091				Agenda	935860797 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split	Split
1	Joan L. Gulley*				Split	Split
2	Burton N. Wallack*				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1U	RN MGD DUR MUNI INCOME FUND II	997RV1U	STATE STREET BANK & TRUST CO	14,147	0	13-Jun-2023	13-Jun-2023

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverNorth Managed Duration Municipal Income Fund II, Inc.

/s/ Patrick W. Galley
By:	Patrick W. Galley
Title:	President and Chairman of the Board

Date:	August 18, 2023